Income Taxes - Summary of Tax Effects of Each Item that Give Rise to Deferred Tax Assets and Deferred Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Allowance for loan losses	$ 10,349	$ 8,376
Employee benefit and retirement plans	3,687	3,102
Acquisition accounting	2,362	2,581
Non-accrual interest	734	382
Foreclosed real estate	454	452
Other-than-temporary impairment losses	97	97
Other,Asset	212	179
Net deferred tax asset	17,895	15,169
Deferred tax liabilities:
Net unrealized gain on securities available for sale	(2,969)	(3,615)
Depreciation and amortization	(902)	(1,293)
Mortgage servicing rights	(293)	(350)
Other,Liablities	(253)	(201)
Net deferred tax liabilities	(4,417)	(5,459)
Net deferred tax asset	$ 13,478	$ 9,710